Summary of Significant Accounting Policies (Details) - Schedule of Revenue Generated From Services - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue generated from services:
Small and Medium Enterprise financing solutions	$ 101,823,899	$ 87,269,959	$ 87,133,963
Supply Chain financing solutions	6,153,645	3,542,592	4,930,289
Other financing solutions			3,222
Total revenue generated from services	107,977,544	90,812,551	92,067,474
Revenue generated from sales:
Supply chain trading business	278,693,355	143,361,714	68,132,237
Total	$ 386,670,899	$ 234,174,265	$ 160,199,711